Tactical Offensive Equity Fund (Prospectus Summary) | Tactical Offensive Equity Fund
TACTICAL OFFENSIVE EQUITY FUND
Investment Goal
Capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold

Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		Tactical Offensive Equity Fund
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses	[1]	78.74%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[2]	79.45%
Fee Waivers and Expense Reimbursements		78.20%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	[3]	1.25%
[1]	Other expenses are based on estimated amounts for the current fiscal year, assuming the Fund is not an active component of the Adviser Managed Strategy, as discussed further below.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
[3]	Effective November 30, 2011, the Fund's administrator has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.25%. This fee waiver and reimbursement agreement shall remain in effect until November 30, 2012 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Tactical Offensive Equity Fund	127	6,624

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, for the period February 25, 2011 through

July 31, 2011, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies
Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager

(Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients'

assets among the Fund, the Tactical Offensive Fixed Income Fund, the Tactical

Defensive Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions (Adviser Managed

Strategy). The Financial Adviser is not the adviser to the Fund and is not affiliated with SEI Investments Management Corporation (SIMC), the adviser to the Fund. The Adviser Managed Strategy is based on models developed by the

Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the

Financial Adviser may request the redemption of all of the shares for which the

Financial Adviser exercises investment discretion. The Financial Adviser's redemption request will cause the Fund to liquidate substantially all of its assets in order to fulfill the redemption request. Once the shares for which the

Financial Adviser exercises investment discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange-traded funds (ETFs) that are designed to track the performance of the broad equity market. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Fund, and no sub-adviser

(each, a Sub-Adviser and collectively, the Sub-Advisers) will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in the Fund when the Fund is not an active component of the Adviser Managed Strategy.

Investment Strategy

Under normal circumstances and when the Fund is an active component of the

Adviser Managed Strategy, the Fund will invest at least 80% of its net assets,

plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. issuers of various market capitalizations and industries.

The equity securities the Fund may purchase include common stocks, preferred stocks, depositary receipts and ETFs that are designed to track an underlying basket of equity securities. The Fund may also invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall level of risk. It is expected that the Fund will invest at least 60% of its assets in common stocks and other equity securities of issuers located in the United States and up to 40% of its assets in common stocks and other equity securities of issuers located outside the United States, although these percentages may vary depending on

SIMC's and/or the Sub-Advisers'assessment of the markets. With respect to its investment in issuers located outside the United States, the Fund will invest primarily in companies located in developed countries, but may also invest up to 20%

of its assets in companies located in emerging markets.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and no Sub-Advisers will be used.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks
Adviser Managed Strategy Risk -- The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed

Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser

tactically shifts its clients' assets among the Fund, the Tactical Offensive

Fixed Income Fund, the Tactical Defensive Fund and a money market fund affiliated with the Fund. These asset shifts among the funds in the Adviser

Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed

Strategy, substantially all of the Fund's assets will be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate all or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Fund will not be invested pursuant to its investment strategy during such time. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy, the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the

Adviser Managed Strategy.

Credit Risk -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk -- As a result of the Fund's investments in securities denominated in and/or receiving revenues in foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S.

dollar will decline in value relative to the currency hedged. In either event,

the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk -- The Fund's use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk.

Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

The Fund's use of over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above.

Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk -- The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Leverage Risk -- The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk -- Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Small and Medium Capitalization Risk -- The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

Performance Information
The Fund commenced operations on February 25, 2011. Because the Fund did not have a full calendar year of performance as of November 30, 2011, performance results have not been provided.

[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.